Note Receivable	12 Months Ended
Dec. 31, 2011
Note Receivable [Abstract]
Note Receivable
11.	NOTE RECEIVABLE

In August 2011, Ivanhoe Mines received $103.0 million as payment for a promissory note from the Monywa Trust.

Ivanhoe Mines transferred the ownership of its former 50% interest in the Monywa Project—that was held through its Monywa subsidiary—to the independent, third-party Monywa Trust in February 2007. In exchange for the interest, the Monywa Trust issued an unsecured, non-interest-bearing promissory note to a subsidiary of the Company. The sole purpose of the Monywa Trust was to sell the shares of the Monywa subsidiary to one or more arm's-length third parties.

Ivanhoe Mines has held no interest in the Monywa Project, and has had no involvement with the administration and operation of the Monywa Project, since February 2007.

After acquiring Ivanhoe Mines' former interest in the Monywa Project, the independent trustee engaged an independent service provider to help the Monywa Trust identify potential buyers. Ivanhoe Mines had no involvement in discussions between the Monywa Trust and its service provider or with potential purchasers or with the ultimate sale of the interest in July 2011.

The receipt of the $103.0 million has been recorded as a gain on settlement of note receivable as the note receivable had a carrying value of $nil.